SIGNIFICANT ACCOUNTING POLICIES (Intangible assets useful lives) (Details)	12 Months Ended
Jan. 01, 2023
Customer contracts and customer relationships | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful life	7 years
Customer contracts and customer relationships | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful life	20 years
License agreements | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful life	3 years
License agreements | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful life	10 years
Computer software | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful life	4 years
Computer software | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful life	7 years
Trademarks
Disclosure of detailed information about intangible assets [line items]
Useful life	5 years
Non-compete agreements
Disclosure of detailed information about intangible assets [line items]
Useful life	2 years